Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 010
Description of the Plan
Description of the Plan

Note 1 - Description of the Plan

The following description of the Ford Motor Company Savings and Stock Investment Plan (the “Plan”), formerly Ford Motor Company Savings and Stock Investment Plan for Salaried Employees, provides only general information. Participants should refer to the provisions of the Plan, which are governed in all respects by the detailed terms and conditions contained in the Plan document. The Plan was established effective February 1, 1956. The Ford Retirement Plan (FRP) was merged with and into the Plan effective December 31, 2018. The Autonomic 401(k) Plan was merged with and into the Plan June 28th, 2024. Effective December 8, 2025, certain hourly employees became eligible to participate in the plan.

Type and Purpose of the Plan - The Plan is a defined contribution plan established to encourage and facilitate systematic retirement savings and investment by eligible salaried employees of Ford Motor Company (the “Company”) and certain subsidiaries, and to provide them with an opportunity to become stockholders of the Company. The Plan includes provisions for voting shares of Company stock. It is subject to certain provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), applicable to defined contribution pension plans.

Eligibility – Regular full-time salaried employees and certain hourly employees are eligible to participate in the Plan immediately following their date of hire or rehire, and, are immediately eligible for any applicable Company matching contributions. Certain other part-time and temporary employees also may be eligible to participate in the Plan. Newly hired employees are automatically enrolled in the Plan at an initial contribution rate of 5 percent of their base salary, though they may elect to cancel or change their automatic enrollment rate.

Contributions and Vesting - Participants can contribute a percentage of their base pay to the Plan on a pre-tax, Roth, and/or after-tax basis, subject to federal tax law and Plan limits. Participants may also elect to contribute all, or a portion, of their distributions under the Company’s Annual Performance Bonus Plan, the Ford Motor Credit Company’s Flex Bonus Rewards, and/or the BlueOval Battery Park Michigan Hourly Short-Term Incentive Plan. A contribution in an amount corresponding to each election is made by the Company to the Plan on the participant’s behalf. Subject to limits under the Internal Revenue Code of 1986, as amended (the “Code”), pre-tax contributions are excluded from the participant’s federal and most state and local taxable income. For salaried employees, the Company makes discretionary matching contributions (“Company matching contributions”) at a rate of $0.90 for each dollar contributed up to 5 percent of participants’ base salary (as defined). For certain hourly employees, the Company makes discretionary matching contributions (“Company matching contributions”) at a rate of $1.00 for each dollar contributed up to 5 percent of participants’ base salary deferred and an additional contribution of 5 percent of their salary.

For eligible participants hired or re-hired on or after January 1, 2004, the Company makes non-elective contributions to participants’ accounts (“FRP Contributions”) based on a fixed percentage of a participant’s monthly or semi-monthly base salary according to the Company’s contribution schedule illustrated below:

Age at Year End	2025 Contribution Rate (Percent)
Under Age 40	3.5%
Age 40 through 49	4.5
Age 50+	5.5

Automatic enrollment deferral contributions are increased by one percent each year subsequent to enrollment up to ten percent commencing with the one-year anniversary of the initial enrollment. Each annual increase will be effective as of the first of the month following the applicable one-year anniversary date.

Subject to provisions of the Plan, participants may elect to roll over amounts from other eligible retirement plans in accordance with the Code. For the year ended December 31, 2025, rollovers from other eligible retirement plans totaled $120.4 million, which are included in employee contributions in the statement of changes in net assets available for benefits.

Note 1 - Description of the Plan (Continued)

Participants are fully vested in account balances related to their pre-tax, Roth, and after-tax contributions and earnings thereon. Pre-tax assets, Roth assets, after-tax assets, and assets resulting from Company matching contributions, FRP Contributions, and HRP Contributions are accounted for separately.

Company matching contributions, FRP Contributions, and HRP Contributions vest three years after the original date of hire. At that time, all assets attributable to Company matching contributions, FRP Contributions, and HRP Contributions held in participants’ accounts become vested, and all future contributions vest when they are made.

Distributions - Pre-tax or Roth assets may not be withdrawn by participants until the termination of their employment or until they reach 59-1/2 years of age, except in the case of personal financial hardship. In-service withdrawals of vested Company matching contributions are permissible for participants who are at least 59-1/2 years of age. Withdrawal of such contributions for participants less than 59-1/2 years of age is limited to those contributions that have been vested in the Plan. FRP Contributions may not be withdrawn by participants until termination of employment.

After-tax assets can be withdrawn at any time without restriction.

Distribution options include lump-sum, partial, or installment payments. Eligible rollover distributions can be rolled over to an IRA or another employer’s eligible retirement plan.

Activity for participants in the Ford Stock Fund who have elected to receive dividends paid in the form of cash instead of purchasing additional shares is reported in the statement of changes in net assets available for benefits.

Participant Accounts - A participant’s account balance is comprised of employee contributions, Company matching contributions, FRP Contributions, and HRP Contributions, if any, and investment income earned from the individual investment options selected by the participant less withdrawals, loans, distributions, and fees. In the absence of participant investment directions, contributions are invested in a target date fund, a qualified default investment alternative (“QDIA”) prescribed by final regulations issued by the Department of Labor. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is determined from the participant’s vested account balance.

Master Trust Investment Options and Participation – Employee contributions, Company matching contributions, FRP Contributions, and HRP Contributions are invested in accordance with the participant’s election in one or more investments, which are held in the Ford Defined Contribution Plans Master Trust (the “Master Trust”) (see Note 3).

Transfer of Assets - The Plan permits the transfer of assets among investment options held by the Master Trust, subject to certain trading restrictions imposed on some of the investment options.

Notes Receivable from Participants - The Plan permits participants to borrow from their pre-tax, Roth, after-tax, and rollover accounts. Monthly notes receivable interest rates related to these borrowings are based on the prime rate published in The Wall Street Journal. Participant notes receivable are collateralized by the participant’s vested account balance.

Prior to 2018, a participant was eligible to take out one note receivable per calendar year and to have up to four notes receivable outstanding at any one time. Effective January 1, 2018, participants can only have up to two outstanding loans (previous loans are grandfathered) and the one loan per calendar year restriction is removed. General notes receivable may be for a minimum of one year, but not exceeding five years. Notes receivable related to the purchase of a primary residence may be for a maximum of ten years.

Note 1 - Description of the Plan (Continued)

Forfeitures and Plan Administration Expenses - The Plan permits the Company to use assets forfeited by participants to pay plan administrative expenses and, to the extent not used to pay such expenses, to reduce the Company’s future contributions to the Plan.

The Company may pay certain plan administrative expenses directly.

Related Party and Party-in-Interest Transactions - Certain Master Trust investment options are investment products managed by State Street Global Advisors (“SSgA”), which is the investment management division of State Street Bank and Trust Company, a wholly owned subsidiary of State Street Corporation. State Street Bank and Trust Company is the trustee, as defined by the Plan, and the disbursement agent.

Parties-in-interest are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering services to the Plan, the Company, and certain others. Party-in-interest transactions included investments in the Ford Stock Fund. The Plan held 69.7 and 79.9 million shares of Company stock as of December 31, 2025 and 2024 respectively. Net purchases/(sales) of Company stock was $125.1 million. Dividends from Company stock amounted to $57.9 million, of which $49.9 million was reinvested in Company stock.

The Plan also issues loans to participants which are secured by the vested balance of the participants’ accounts.

These transactions are party-in-interest transactions, exempt from prohibited transaction rules.